INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION
NOTE 7 - INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION

A.	JOINT VENTURE

NPI has been included in the consolidated financial statements using the equity method (see Note 1).

	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Current assets	23,303	11,388
Non-current assets	1,501	1,597
Current liabilities	(24,075)	(12,091)
Non-current liabilities	(2,839)	(2,910)
Net assets (liabilities) (100%)	(2,110)	(2,016)
Net assets (liabilities) (50%)	(1,055)	(1,008)
Adjustments	225	(17)
Company share of Joint Venture net liabilities	(830)	(1,025)

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Revenues	64,032	18,032	3,740
Distribution expenses	44,970	16,116	10,480
Selling, general and marketing expenses	993	776	1,067
Depreciation	385	405	335
Net and total profit (loss) (100%)	17,684	735	(8,142)
Net and total profit (loss) (50%)	8,842	367	(4,071)
Adjustments	3,604	1,026	147
Share in profits (losses) of NPI	12,446	1,393	(3,924)
Funding of (distribution from) NPI	12,251	(3,021)	4,214

In addition to the above, with respect to the development services provided to NPI by the Company, in 2021, 2020 and 2019, the Company recorded revenues totalling to $7.6 million, $4.4 million and $2.9 million, respectively. The adjustments mostly represent royalty commissions earned by NPI on games developed and provided by the Group, whereby the Group's share of the underlying results is higher than 50%.

As of December 31, 2018, the Company had an outstanding amount of approximately $1.1 million held by Pollard on behalf of NPI to be used as a restricted deposit to establish a bonding facility to secure performance and payments bonds with respect to NPI’s prospective and existing contracts with the New Hampshire and North Carolina lotteries. As of December 31, 2019, the restricted deposit increased to an outstanding amount of $2 million. The increase in the restricted deposit amount was to secure a bid bond with respect to a new Request for Proposal with the Ohio lottery. As of December 31, 2020, the restricted deposit increased to an outstanding amount of $3.8 million. The increase in the restricted deposit amount was to secure a performance bond with respect to NPI’s new contract with the AGLC lottery.

As of December 31, 2021, the restricted deposit remained outstanding amount of $3.8 million.

The outstanding amount due from NPI was $2,397 thousand and $1,477 thousand as of December 31, 2021 and 2020, respectively.

B.	MICHIGAN JOINT OPERATION

The Michigan Joint Operation has been included in the consolidated financial statements as a share of Company's interest in assets held jointly, and its share of revenues and expenses (see Note 1).

Below are the Michigan Joint Operation’s revenues and operating expenses, 50% of which represent the Company’s interest and were included in the Company’s statement of comprehensive income (loss):

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Revenues (100%)	42,491	49,779	24,665
Total operating expenses (100%)	(26,047)	(22,021)	(14,264)

In addition to the above-stated revenues, with respect to the development services provided to the Michigan Joint Operation by the Company, in 2021, 2020 and 2019, the Company recorded revenues totaling $1.4 million, $1.4 million and $1.0 million, respectively. Further, the Company recorded additional royalty revenues with respect to games development efforts invested to enhance the Michigan Joint Operation’s games portfolio during 2021, 2020 and 2019, totaling $1.6 million, $1.9 million and $1.0 million, respectively, which were also eliminated from Company's share in Michigan Joint Operation’s total operating expenses as stated in the above table.

As of December 31, 2021, and 2020, Company's share interest in Joint Operator's assets was $667 thousand and $745 thousand, respectively, and mostly comprised of property and equipment, net.

The outstanding due from amount with the Joint Operation was $1.3 million and $1.7 million as of December 31, 2021 and 2020, respectively.